Basic and diluted loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Net Loss	(21,897,873)	(12,710,159)	(44,528,822)	(28,728,509)
Weighted average number of ordinary shares outstanding	34,556,017	33,582,171	34,191,993	33,368,220
Basic and diluted loss per share	(0.63)	(0.38)	(1.30)	(0.86)